Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ (478,104)	$ (853,647)	$ (4,437,434)	$ (5,021,703)
Accumulated deficit	(14,016,881)		(13,510,517)	$ (8,952,466)
Working capital deficit	2,581,653		2,257,059
Subordinated stockholder debt	$ 1,299,712		$ 1,299,712